Interest-bearing loans and borrowings - Other notes (Details) - USD ($)	Jun. 30, 2019	Jun. 14, 2019	Dec. 31, 2018
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Other notes, interest rate		7.50%
Face amount	$ 200,000,000	$ 50,000,000	$ 150,000,000
Other notes	$ 200,000,000		150,000,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Other notes, interest rate	7.50%	7.50%
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other notes	$ 198,264,000		148,166,000
Other borrowings
Disclosure of detailed information about borrowings [line items]
Face amount	200,000,000		150,000,000
Other notes	200,000,000		150,000,000
Other borrowings | Carrying value
Disclosure of detailed information about borrowings [line items]
Other notes	$ 198,264,000		$ 148,166,000